Property and Equipment, Net	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of September 30, 2021 and December 31, 2020, property and equipment, net consisted of the following:

	September 30,	December 31,
	2021	2020
Electronic equipment	$165,215	$163,891
Office equipment	14,147	14,034
Total property and equipment	179,362	177,925
Less: accumulated depreciation	(168,325)	(158,605)
Total property and equipment, net	$11,037	$19,320

Depreciation expenses for the nine months ended September 30, 2021 and 2020, were $8,457 and $23,925, respectively.